Vista Outdoor Inc. - 10-K Long-Term Debt (Future Minimum Loan Payments) (Details) - Vista Outdoor Inc. - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Minimum payments on outstanding long-term debt
Fiscal year 2026		$ 220,000
Fiscal year 2029		500,000
Total	$ 635,000	$ 720,000	$ 1,060,000